Oct-23-06 01:48pm From-NEW YORK STOCK EXCHANGE +212 656 5893 T-455 P.002/003 F-858

CIK 318380

Director
Securities Operations

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

NYSE Group

06060204

RECD S.E.C.
OCT 2 3 2006
1086

CERT NYS

1-8889

October 23, 2006

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

PROCESSED
OCT 2 6 2006
THOMSON
FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Public Storage, Inc., Depositary Shares (Each Representing 1/1,000 of a Share of 6.75% Cumulative Preferred Stock, Series L, par value $.01 per share) and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on October 23, 2006. Tentative listing date – Not yet determined.

Sincerely,

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